Details of Significant Accounts - Summary of Restricted Stocks to Employees (Details) - Restricted Stocks - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
At January 1	422	500	111
Granted for the year (Note 1)	0	50	500
Expired for the year (Note 2)	(56)	(35)	(31)
Vested/restrictions removed for the year	(139)	(93)	(80)
At December 31	227	422	500